NON-CURRENT LIABILITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturity analysis:
Less than one year	$ 265	$ 537
One to five years	269	258
Total lease commitments	534	795
Impact of discounting remaining lease payments	(46)	(41)
Total lease liabilities as of December 31, 2021	488	754
Current	234	500
Non-current	254	254
Total	$ 488	$ 754